Loans (Schedule Of Finance Receivables Delinquency Status) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 202.9	$ 243.1
60-89 Days Past Due	43.4	52.8
90 Days or Greater	64.7	66.7
Total Past Due 30 Days Or Greater	311.0	362.6
Current	19,330.5	19,060.9
Total Finance Receivables	19,641.5	19,423.5
Subtotal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	172.0	213.4
60-89 Days Past Due	37.5	44.9
90 Days or Greater	51.8	50.5
Total Past Due 30 Days Or Greater	261.3	308.8
Current	18,328.4	17,923.3
Total Finance Receivables	18,589.7	18,232.1
Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	30.9	29.7
60-89 Days Past Due	5.9	7.9
90 Days or Greater	12.9	16.2
Total Past Due 30 Days Or Greater	49.7	53.8
Current	1,002.1	1,137.6
Total Finance Receivables	1,051.8	1,191.4
Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	7.1	18.3
60-89 Days Past Due	0.6	0.9
90 Days or Greater	16.4	0.5
Total Past Due 30 Days Or Greater	24.1	19.7
Current	1,876.1	1,747.8
Total Finance Receivables	1,900.2	1,767.5
International Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	38.1	30.6
60-89 Days Past Due	14.8	11.6
90 Days or Greater	17.0	12.6
Total Past Due 30 Days Or Greater	69.9	54.8
Current	1,649.8	1,678.5
Total Finance Receivables	1,719.7	1,733.3
Corporate Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or Greater	0.5	17.8
Total Past Due 30 Days Or Greater	0.5	17.8
Current	7,040.8	6,852.2
Total Finance Receivables	7,041.3	6,870.0
Equipment Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	100.7	116.6
60-89 Days Past Due	20.6	30.0
90 Days or Greater	17.1	18.6
Total Past Due 30 Days Or Greater	138.4	165.2
Current	3,903.2	3,878.9
Total Finance Receivables	4,041.6	4,044.1
Real Estate Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,615.2	1,554.8
Total Finance Receivables	1,615.2	1,554.8
Commercial Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	26.1	47.9
60-89 Days Past Due	1.5	2.4
90 Days or Greater	0.8	1.0
Total Past Due 30 Days Or Greater	28.4	51.3
Current	2,243.3	2,211.1
Total Finance Receivables	$ 2,271.7	$ 2,262.4